Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2014